Short Term Loans	12 Months Ended
Dec. 31, 2025
Short Term Loans [Abstract]
Short term loans
11.	Short term loans

In 2023, the Group used BTC as collateral on Binance and applied for a collateralized loan of 181,500 USDT. These loans have no fixed term and can be repaid at any time. As of December 31, 2023, the Group had 4.09 BTC pledged as collateral, with an outstanding loan balance of 125,000 USDT. As of December 31, 2024, the Group had 11.62 BTC pledged as collateral, with an outstanding loan balance of 499,000 USDT. As of December 31, 2025, the Group had 13.18 BTC and 1,480.27 ETH pledged as collateral, with an outstanding loan balance of 2,166,422 USDT.